SCHEDULE OF WARRANTS OUTSTANDING (Details) - $ / shares	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class of Warrant or Right [Line Items]
Stock Warrants Outstanding	228,958,334	228,958,334	228,958,334	228,958,334	228,958,334
Stock Warrants Exercisable	228,958,334	228,958,334	228,958,334	228,958,334
Warrant One [Member]
Class of Warrant or Right [Line Items]
Exercisable Price	$ 0.0255	$ 0.0255
Stock Warrants Outstanding	5,000,000	5,000,000
Stock Warrants Exercisable	5,000,000	5,000,000
Weighted Average Remaining Contractual Life (years)	1 year 11 months 15 days	2 years 2 months 15 days
Warrant Two [Member]
Class of Warrant or Right [Line Items]
Exercisable Price	$ 0.04	$ 0.04
Stock Warrants Outstanding	125,000,000	125,000,000
Stock Warrants Exercisable	125,000,000	125,000,000
Weighted Average Remaining Contractual Life (years)	1 year 7 days	1 year 3 months 7 days
Warrant Three [Member]
Class of Warrant or Right [Line Items]
Exercisable Price	$ 0.05	$ 0.05
Stock Warrants Outstanding	9,375,000	9,375,000
Stock Warrants Exercisable	9,375,000	9,375,000
Weighted Average Remaining Contractual Life (years)	1 year 3 days	1 year 3 months 3 days
Warrant Four [Member]
Class of Warrant or Right [Line Items]
Exercisable Price	$ 0.06	$ 0.06
Stock Warrants Outstanding	83,333,334	83,333,334
Stock Warrants Exercisable	83,333,334	83,333,334
Weighted Average Remaining Contractual Life (years)	1 year 3 months 29 days	1 year 6 months 29 days
Warrant Five [Member]
Class of Warrant or Right [Line Items]
Exercisable Price	$ 0.075	$ 0.075
Stock Warrants Outstanding	6,250,000	6,250,000
Stock Warrants Exercisable	6,250,000	6,250,000
Weighted Average Remaining Contractual Life (years)	1 year 3 months 29 days	1 year 6 months 29 days